Leases - Summary of Maturity of the Lease Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Up to 1 month [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 2,531,898	$ 1,745,842
Over 1 month and up to 3 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	1,676,281	1,545,115
Over 3 months and up to 6 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,094,692	2,008,750
Over 6 months and up to 12 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	3,171,267	3,078,863
Total up to 12 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	9,474,138	8,378,570
Over 12 months and up to 24 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,645,951	3,945,584
Over 24 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	5,023,669	6,077,720
Total over 12 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 9,669,620	$ 10,023,304